EXHIBIT 1

BIDS ATS FORM ATS-N

FORM BD SCHEDULE A

Exhibit 2.scha

5/23/22, 1:17 PM Web CRD - BD Historical Filing » Schedule A [User Name: bsmith209, OrgID: 141296] https://crd.finra.org/FRM/BDBDW/CRD_FRM_BDViewHist.aspx?FR=Print6&FL=6&RefNum=&form=BD&type=AMENDMENT&PrintHistorical=-1&Hist… 1/1 © 2022 FINRA. All rights reserved. FINRA is a registered trademark of the Financial Industry Regulatory Authority, Inc. Privacy Legal Terms & Conditions Primary Business Name: BIDS TRADING L.P. BD Number: 141296 BD - AMENDMENT 04/28/2022 BD - DIRECT OWNERS/EXECUTIVE OFFICERS Are there any indirect owners of the applicant required to be reported on Schedule B? Yes No Ownership Codes: NA - less than 5% B - 10% but less than 25% D - 50% but less than 75% A - 5% but less than 10% C - 25% but less than 50% E - 75% or more Full Legal Name DE/FE/I Title or Status Date Acquired Own. Code Control Person PR CRD #(or S.S.No., IRS Tax #, Emp. ID) BIDS HOLDINGS GP LLC DE GENERAL PARTNER 06/2006 NA Y N 20-5087280 BIDS HOLDINGS L.P. DE SOLE LIMITED PARTNER 06/2006 E Y N 20-5087370 Berte, Stephen I PRESIDENT 04/2022 NA Y N 6813438 LAZO, THEODORE RICHARD I CHIEF LEGAL OFFICER 01/2020 NA N N 7215911 LEE, JAMES A I PRODUCT MANAGER/COO 10/2021 NA Y N 5185439 SMITH, BRIAN I CHIEF COMPLIANCE OFFICER 11/2021 NA N N 2866603 TEUFEL, FREDERICK CHARLES JR I PRINCIPAL FINANCIAL OFFICER 06/2021 NA N N 2092408